Consolidated Statements Of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Cash flows from operating activities:
Net income	$ 1,667,915	10,391,278	6,620,318	3,525,168
Adjustments to reconcile net income to net cash generated from operating activities:
Depreciation of fixed assets and computer parts	205,669	1,281,336	819,239	431,099
Loss (gain) on disposal of fixed assets	(447)	(2,783)	31	7,679
Amortization of intangible assets	37,560	234,001	65,673	10,252
Deferred income tax, net	(9,475)	(59,030)	(64,701)	(74,374)
Share-based compensation	34,078	212,309	152,028	93,736
(Reversal of) provision for doubtful accounts	(136)	(847)	3,500	(6,940)
Investment income	(119,665)	(745,526)	(200,209)	(41,193)
Net gain from step-acquisition and settlement of pre-existing relationship (Note3)	(78,063)	(486,339)	0	0
Impairment on long-term investments	27,155	169,180	47,886	0
Loss from equity method investments	47,227	294,229	179,408	8,965
Gain on disposal of a subsidiary	(2,446)	(15,238)	0	0
Other noncash income	(9,236)	(57,544)	(36,813)	0
Changes in operating assets and liabilities, net of effects of acquisition:
Restricted cash	13,712	85,429	(156,219)	(18,765)
Accounts receivable	(54,349)	(338,602)	(282,467)	(128,307)
Other assets	(1,710)	(10,664)	(211,719)	(28,560)
Amounts due from related parties	(127,527)	(794,508)	(151,068)	(98,660)
Customer advances and deposits	78,613	489,769	519,716	421,516
Accounts payable and accrued liabilities	124,878	778,003	817,649	431,168
Deferred revenue	5,043	31,416	(46,327)	66,997
Deferred income	32,068	199,785	49,721	5,000
Amounts due to related parties	54,628	340,340	53,173	95,700
Net cash generated from operating activities	1,925,492	11,995,994	8,178,819	4,700,481
Cash flows from investing activities:
Acquisition of fixed assets	(370,919)	(2,310,860)	(1,762,114)	(895,309)
Acquisition of computer parts	(4,639)	(28,901)	(104,064)	(68,179)
Disposal of fixed assets	1,089	6,785	2,461	0
Acquisition of businesses, net of cash acquired	(131,704)	(820,526)	(1,945,870)	0
Acquisition of intangible assets	(30,546)	(190,303)	(433,591)	(2,452)
Capitalization of software costs	(5,829)	(36,315)	(42,687)	(10,179)
Purchases of short-term investments	(5,239,485)	(32,642,517)	(10,972,774)	(2,620,265)
Sales and maturities of short-term investments	3,664,373	22,829,412	1,484,968	2,661,794
Purchases of long-term investments	(89,672)	(558,666)	(488,905)	(282,932)
Proceeds from disposal of long-term investments	0	0	12,047	0
Cash distribution of long-term investments	451	2,811	0	0
Payments to acquire a subsidiary's shares from noncontrolling interests	(164)	(1,020)	0	0
Net cash used in investing activities	(2,207,045)	(13,750,100)	(14,250,529)	(1,217,522)
Cash flows from financing activities:
Proceeds from issuance of a subsidiary's shares	16,125	100,460	43,970	0
Proceeds from short-term loans	0	0	125,878	0
Repayment of short-term loans	(20,000)	(124,602)	0	0
Proceeds from long-term loans	57,062	355,499	2,232,778	86,000
Repayment of long-term loans	(22,472)	(140,000)	0	0
Proceeds from issuance of notes payable	1,492,380	9,297,678	0	0
Payment of capital lease obligation	(4,354)	(27,124)	0	0
Proceeds from exercise of share options	9,145	56,974	23,184	38,751
Net cash generated from financing activities	1,527,886	9,518,885	2,425,810	124,751
Effect of exchange rate changes on cash and cash equivalents	(1,867)	(11,629)	(8,594)	(6,110)
Net increase (decrease) in cash and cash equivalents	1,244,466	7,753,150	(3,654,494)	3,601,600
Cash and cash equivalents at beginning of the year	662,507	4,127,482	7,781,976	4,180,376
Cash and cash equivalents at end of the year	1,906,973	11,880,632	4,127,482	7,781,976
Supplemental disclosures:
Interest paid	6,104	38,027	17,521	709
Income taxes paid	263,536	1,641,853	1,165,218	436,632
Non-cash investing and financing activities:
Capital lease obligation	9,024	56,220	47,885	0
Acquisition of fixed assets included in accounts payable and accrued liabilities	53,366	332,473	245,794	248,540
Acquisition of other non-current assets included in accounts payable and accrued liabilities	6,286	39,165	30,938	29,130
Non-cash acquisitions of investments	113,205	705,281	194,286	3,982
Non-cash acquisitions of subsidiaries	$ 54,324	338,447	0	0